Submission	Aug. 06, 2026
Submission [Line Items]
Central Index Key	0002021966
Registrant Name	FT Vest Total Return Income Fund: Series A2
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES